Description of business (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Formation date	August 7, 2007
Limited Liability Company or Limited Partnership, Managing Member or General Partner, Name	Olympos Maritime Ltd.
Common units outstanding	30,197,087	30,197,087
General partner units oustanding	622,555	622,555
Navios Holdings [Member]
Ownership percentage of Navios Holdings	10.30%
Olympos Maritime Ltd [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%